Amounts Receivable and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Amounts Receivable and Other Assets [Abstract]
Schedule of Amounts Receivable and Other Assets	Amounts receivable and other assets
	As at	As at	As at
	December 31,	December 31,	December 31,
	2023	2022	2021
Deposits	$2,297,314	$444,990	$150,000
Prepaid expenses	115,577	296,360	559,575
Accounts receivable	565,680	492,825	911,200
Other receivable	-	-	187,529
Interest receivable (note 10)	48,000	-	-
	3,026,571	1,234,175	1,808,304
Long-term deposits and prepaid expenses	(2,159,314)	-	-
	$867,257	$1,234,175	$1,808,304